                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09123

Catalyst Funds

               (Exact name of registrant as specified in charter)

630 Fitzwatertown Road           Willow Grove, PA  19090

(Address of principal executive offices) (Zip code)

Matrix Capital Group, Inc.

630 Fitzwatertown Road    Building A, 2nd Floor

Willow Grove, PA    19090-1904

                     (Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end: 06/30/2008

Date of reporting period: 09/30/2007

Item 1. Schedule of Investments.

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)

COMMON STOCK - (97.08%)	Shares	Value

AGRICULTURE - (1.32%)
Loews Corp. - Carolina Group	257	$ 21,133

AIRLINES - (2.51%)
Pinnacle Airlines Corp. *	2,513	40,258

APPAREL - (10.55%)
Footstar, Inc.	17,750	81,650
RG Barry Corp. *	5,460	52,689
True Religion Apparel, Inc. *	2,000	35,200
		169,539

AUTO PARTS - (2.31%)
Autozone, Inc. *	140	16,260
Lear Corp. *	650	20,865
		37,125

BUILDING & CONSTRUCTION - (2.24%)
Schuff International, Inc. *	1,300	36,075

CHEMICALS - (5.10%)
China Agritech, Inc. *	9,750	28,275
W. R. Grace & Co. *	2,000	53,720
		81,995

COMMERCIAL SERVICES - (0.99%)
Live Nation, Inc. *	750	15,937

COMPUTERS & COMPUTER SERVICES - (5.79%)
China Expert Technology, Inc. *	44,263	24,787
Patriot Scientific Corp.	146,257	68,302
		93,089

ELECTRICAL COMPONENTS & EQUIPMENT - (1.86%)
Encore Wire Corp.	1,192	29,955

FINANCIAL SERVICES - (7.33%)
American Express Co.	270	16,030
Ameriprise Financial, Inc.	315	19,880
Calamos Asset Management, Inc. Class A	2,172	61,316
UTEK Corp.	1,400	20,650
		117,876

HEALTHCARE PRODUCTS & SERVICES - (3.38%)
Advocat, Inc. *	3,045	33,312
Respironics, Inc. *	436	20,941
		54,253

INSURANCE - (8.39%)
21st Century Holding Co.	3,156	44,815
Universal Insurance Holdings, Inc.	12,600	89,964
		134,779

INTERNET SERVICE & SOFTWARE - (13.53%)
i2 Technologies, Inc. *	1,107	16,882
Imergent, Inc.	1,158	25,974
MicroStrategy, Inc. *	740	58,712
Travelzoo, Inc. *	2,750	63,112
Wayside Technology Group, Inc.	3,900	52,728
		217,408
CATALYST FUNDS
CATALYST VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)

COMMON STOCK - (97.08%) (continued)	Shares	Value

LEISURE & RECREATION - (0.14%)
Aldila, Inc.	135	$ 2,232

MACHINERY - (3.39%)
Intevac, Inc. *	3,580	54,416

MINING - (1.79%)
Freeport-McMoRan Copper & Gold, Inc.	274	28,740

OIL & GAS - (4.13%)
Norsk Hydro ASA - ADR	1,107	47,988
Repsol YPF SA - ADR	518	18,389
		66,377

PHARMACEUTICALS - (10.25%)
Axcan Pharma, Inc. *	2,750	57,118
Replidyne, Inc. *	8,540	55,168
ViroPharma, Inc. *	5,900	52,510
		164,796

SEMICONDUCTORS - (3.41%)
Lam Research Corp. *	1,030	54,858

TELECOMMUNICATIONS - (8.67%)
Avici Systems, Inc.	7,770	82,828
InterDigital Communications Corp. *	1,648	34,245
T-Bay Holdings, Inc. *	8,750	22,313
		139,386

TOTAL COMMON STOCK (Cost $1,573,080)		1,560,227

SHORT-TERM INVESTMENTS - (3.48%)
Fidelity Institutional Money Market Fund Class I, 5.32% ** (Cost $55,886)	55,886	55,886

TOTAL INVESTMENTS (Cost $1,628,966) - 100.56%		$ 1,616,113

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.56%)		(9,015)

NET ASSETS - 100%		$ 1,607,098

* Non-income producing security.
** Rate shown represents the rate at September 30, 2007, is subject to change and resets daily.
ADR American Depositary Receipt

The Catalyst Value Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis are determined only at the end of each fiscal year.  As of June 30, 2007, the Fund's most recent fiscal year end, the cost and unrealized appreciation (depreciation) presented on an income tax basis were as follows:

Cost of investments for tax purposes		$ 1,394,535
Unrealized Appreciation / (Depreciation):
Gross Appreciation		201,059
Gross Depreciation		(87,094)
Net Unrealized Appreciation		$ 113,965

CATALYST FUNDS
CATALYST OPTI-flex® Fund
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)

	Shares	Value
Registered Investment Companies - 100.11%
Burnham Financial Services Fund Class A	6,446	$ 132,133
CGM Focus Fund	12,053	671,610
Dreyfus Premier Emerging Markets Fund Class A	19,548	511,957
DWS Dreman High Return Equity Fund Class A	5,596	295,614
DWS Dreman Small Cap Value Fund Class A	3,118	124,219
FBR Small Cap Financial Fund	6,443	155,668
FBR Small Cap Fund	5,476	307,649
Franklin Balance Sheet Investment Fund Class A	3,727	257,579
Franklin MicroCap Value Fund Class A	6,476	284,288
Franklin Mutual Recovery Fund Class A	27,871	410,810
Hotchkis & Wiley Large Cap Value Fund Class A	2,964	72,623
Hotchkis & Wiley Small Cap Value Fund Class A	2,990	122,220
Matthews Asian Growth and Income Fund	22,294	473,976
Muhlenkamp Fund	1,188	101,581
Oppenheimer Developing Markets Fund Class A	10,329	548,794
Pioneer Cullen Value Fund Class A	22,772	496,659
Pioneer Global High Yield Fund Class A	31,064	380,849
Pioneer High Yield Fund Class A	7,260	82,406
Professionally Managed Portfolios - Hodges Fund	15,784	467,032
Rydex Large Cap Value Fund Class H	6,889	226,431
Rydex S&P 500 Fund Class H	8,747	462,125
Schneider Value Fund	12,795	307,463
Templeton Developing Markets Trust Class A	15,677	550,257
Templeton Global Long-Short Fund Class A	27,560	383,090

Total Registered Investment Companies (Cost $6,341,457)		7,827,033

Short-Term Investments - 0.42%
Fidelity Institutional Money Market Portfolio - 5.26% * (Cost $33,090)	33,090	33,090

Total Investments (Cost $6,374,547) - 100.53%		$ 7,860,123

Liabilities in Excess of Other Assets, Net - (0.53%)		(41,777)

Net Assets - 100%		$ 7,818,346

* Variable Rate Security; The coupon rate shown represents the rate at September 30, 2007, is subject to change and resets daily.

The Catalyst OPTI-flex® Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis are determined only at the end of each fiscal year.  As of December 31, 2006, the Fund's most recent fiscal year end, the cost and unrealized appreciation (depreciation) presented on an income tax basis were as follows:

Cost of investments for tax purposes		$ 5,350,263
Unrealized Appreciation / (Depreciation):
Gross Appreciation		1,092,484
Gross Depreciation		(43,016)
Net Unrealized Appreciation		$ 1,049,468

CATALYST FUNDS
LISTED PRIVATE EQUITY PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)

COMMON STOCK (87.27%)	Shares	Value

FRANCE (5.90%)
Eurazeo	80	$ 11,789
Wendel	80	13,609
		25,398

GERMANY (8.10%)
Deutsche Bank AG	75	9,629
Deutsche Beteiligungs AG	720	25,256
		34,885

GREAT BRITAIN (24.75%)
3i Group Plc.	425	8,670
Candover Investments Plc.	200	8,545
Charlemagne Capital Ltd.	6,000	7,949
Electra Private Equity Plc.	625	21,484
Graphite Enterprise Trust Plc.	1,675	15,225
Intermediate Capital Group Plc.	400	12,612
LMS Capital Plc. *	7,000	10,277
SVG Capital Plc.	1,300	21,811
		106,573

JAPAN (2.30%)
Japan Asia Investment Co. Ltd.	2,000	9,890

SPAIN (2.08%)
Dinamia Capital Privado, Sociedad de Capital Riesgo, S.A.	275	8,972

SWEDEN (2.05%)
Ratos AB	300	8,846

SWITZERLAND (8.46%)
Castle Private Equity AG *	215	26,519
Partners Group	80	9,895
		36,414

UNITED STATES (33.63%)
Allied Capital Corp.	300	8,817
American Capital Strategies Ltd.	590	25,211
Apollo Investment Corp.	750	15,600
Blackstone Group, LP *	675	16,929
Capital Southwest Corp.	50	6,138
Evercore Partners, Inc.	400	10,516
Fortress Investment Group, LLC	1,000	21,320
Goldman Sachs Group, Inc.	100	21,674
Lazard Ltd.	200	8,480
Thomas Weisel Partners Group, Inc. *	700	10,157
		144,842

TOTAL COMMON STOCK (Cost $399,716)		375,820

SHORT TERM INVESTMENTS (12.90%)
Fidelity Institutional Money Market Fund Class I, 5.32% ** (Cost $55,547)	55,547	55,547

TOTAL INVESTMENTS (Cost $455,263) - 100.17%		$ 431,367

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.17%)		(748)

NET ASSETS - 100%		$ 430,619

* Non-income producing security.
** Rate shown represents the rate at September 30, 2007, is subject to change and resets daily.

The Listed Private Equity Plus Fund's cost and unrealized appreciation (depreciation) presented on an income tax basis are determined only at the end of each fiscal year.  As of September 30, 2007, the estimated cost and unrealized appreciation (depreciation) presented on an income tax basis were as follows:

Cost of investments for tax purposes		$ 455,263
Unrealized Appreciation / (Depreciation):
Gross Appreciation		4,470
Gross Depreciation		(28,366)
Net Unrealized Depreciation		$ (23,896)

Item 2. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Corporation’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Corporation in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Corporation’s internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Catalyst Fund

By:  /s/ Christopher F. Anci

   ---------------------------------------------

Name:  Christopher Anci

Title: Principal Executive Officer

Date:  November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the

Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Christopher F. Anci

    ---------------------------------------------

Name:  Christopher Anci

Title: Principal Executive Officer

Date:  November 26, 2007

By:  /s/ David F. Ganley

   ---------------------------------------------

Name:   David F. Ganley

Title:  Principal Financial Officer

Date:   November 26, 2007